Summary of significant accounting policies (Details) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Summary Of Significant Accounting Policies
Lease liability, beginning	€ 575
Short-term leases recognized on a straight-line basis as expense	(18)
Low-value leases recognized on a straight-line basis as expense	(6)
Adjustments as a result of a different treatment of extension and termination options	196
Total	748
Discount using the lessee's incremental borrowing rate of at the date of initial application	(16)
Lease liability, ending	732
Current lease liability	215
Non-current lease liabilities	€ 517